Shareholders' Equity (Tables)	9 Months Ended
Mar. 28, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Award Activity
The following table summarizes RSU and PSU award activity under the Company’s incentive plans during the nine months ended March 28, 2025:

	Number of Shares	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value at Vest Date
	(in millions)
RSUs and PSUs outstanding at June 28, 2024	—	$—	$—
Awards converted from Western Digital Corporation Plans (1)	6.4	35.32	—
Granted	0.1	54.53	—
Issued	(0.4)	31.66	21.93

RSUs and PSUs outstanding at March 28, 2025	6.1	$35.95	$21.93

(1)	This amount excludes 3.1 million of WDC equity awards held by Sandisk employees, which upon vesting will be issued in WDC shares instead of the Company’s shares.

Schedule of Stock-based Compensation Awards	The following table presents the unamortized compensation cost and weighted average service period of all unvested outstanding awards as of March 28, 2025:

	Unamortized Compensation Costs	Weighted average service period
	(in millions)	(years)
RSUs and PSUs	$269	2.39

Total unamortized compensation cost	$269	2.39

Schedule of Stock-based Compensation Expense
The following tables present the Company’s stock-based compensation for equity-settled awards by type, financial statement line, and the related tax benefit included in the Company’s Condensed Consolidated Statements of Operations:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
RSUs and PSUs	$124	$102
ESPP	9	13

Total	$133	$115

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
Cost of revenue	$12	$15
Research and development	60	54
Selling general, and administrative	61	46

Subtotal	$133	$115
Tax benefit	(26)	(15)

Total	$107	$100